Rule 497(e)
File Nos. 333-189440 and 811-05961

GREAT-WEST SMART TRACK® II VARIABLE ANNUITY

An individual flexible premium variable annuity
Issued by Great-West Life & Annuity Insurance Company of New York

Supplement dated April 15, 2015
to the Prospectus and Statement of Additional Information
dated December 31, 2014

This Supplement amends certain information contained in the Prospectus and Statement of Additional Information dated December 31, 2014.

Effective at the close of business April 30, 2015, the following Investment Segment Portfolios (Closed Portfolios) will close to new investors and new contributions:

Columbia Variable Portfolio Small Cap Value Fund – Class 2
Deutsche Large Cap Value VIP (formerly DWS Large Cap Value VIP) – Class B
Deutsche Small Mid Cap Value VIP (formerly DWS Small Mid Cap Value VIP) – Class B
Janus Aspen Perkins Mid Cap Value Portfolio – Service Shares
Janus Aspen Series Overseas Portfolio – Service Shares

As a result, effective at the close of business April 30, 2015, new investors will not be accepted into the Sub-Accounts investing in the Closed Portfolios. Existing investors as of the close of business April 30, 2015 may remain invested in the Sub-Accounts investing in the Closed Portfolios, but may not make subsequent contributions to the Sub-Accounts investing in the Closed Portfolios. Furthermore, existing investors as of the close of business April 30, 2015 may no longer use custom transfer features such as Dollar Cost Averaging or Rebalancer involving the Closed Portfolios.

Any Owner utilizing a custom transfer feature such as Dollar Cost Averaging or Rebalancer involving the Sub-Accounts of the Closed Portfolios should contact an annuity account representative immediately to make alternate arrangements. If you fail to make alternate arrangements by April 30, 2015, any allocations made to the Sub-Accounts of the Closed Portfolios will be automatically directed to the Great-West Money Market Fund Sub-Account.

This Supplement must be accompanied by, or read in conjunction with, the current Prospectus and Statement of Additional Information dated December 31, 2014.

Please read this Supplement carefully and retain it for future reference.